Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Net servicing revenue and fees	$ 140,976			$ 257,306						$ 313,768	$ 394,315	$ 783,389	$ 368,509	$ 157,554
Net gains on sales of loans	144,611			235,949						248,645	314,394	598,974	648	0
Interest income on loans	34,218			36,796						68,640	73,694	144,651	154,351	164,794
Net fair value gains on reverse loans and related HMBS obligations	26,936			26,731						44,172	63,519	120,382	7,279	0
Insurance revenue	19,806			18,050						43,194	35,584	84,478	73,249	41,651
Other revenues	47,166			21,132						65,242	28,987	70,625	19,771	9,852
Total revenues	413,713	402,839	489,167	595,964	314,529	171,004	149,073	150,889	152,841	783,661	910,493	1,802,499	623,807	373,851
EXPENSES
Salaries and benefits	145,502			145,282						281,399	252,015	549,799	230,107	117,736
General and administrative	142,341			125,712						251,206	213,152	480,377	136,236	78,597
Interest expense	74,690			68,290						149,539	122,432	272,655	179,671	136,246
Depreciation and amortization	18,391			17,614						37,035	33,947	71,027	49,267	24,455
Provision for loan losses	1,521			95						517	1,821	1,229	13,352	6,016
Goodwill impairment	82,269			0						82,269	0
Other expenses, net	3,978			2,151						4,203	4,247	8,166	9,267	18,073
Total expenses	467,171	382,604	374,856	359,049	266,744	176,033	141,621	150,902	149,344	805,651	625,793	1,383,253	617,900	381,123
OTHER GAINS (LOSSES)
Gains on extinguishments		(12,500)				(48,600)						(12,489)	(48,579)	95
Other net fair value gains (losses)	1,532			1,656						(971)	395	6,061	7,221	1,044
Total other (gains) losses	1,532	(13,330)	6,507	1,656	(1,261)	(50,032)	3,123	788	4,763	(971)	395	(6,428)	(41,358)	1,139
Income (loss) before income taxes	(51,926)	6,905	120,818	238,571	46,524	(55,061)	10,575	775	8,260	(22,961)	285,095	412,818	(35,451)	(6,133)
Income tax expense (benefit)	(38,997)	(2,892)	48,129	95,339	18,775	(20,953)	4,164	347	3,125	(27,409)	114,114	159,351	(13,317)	60,264
Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(12,929)			143,232						4,448	170,981	253,467	(22,134)	(66,397)
Net income (loss)	(12,929)	9,797	72,689	143,232	27,749	(34,108)	6,411	428	5,135	4,448	170,981	253,467	(22,134)	(66,397)
Comprehensive income	(12,924)			143,211						4,457	170,958	253,472	(22,057)	(67,232)
Parent Company [Member]
REVENUES
Interest income on loans	163			139						322	253	612	328	2,603
Other revenues	267			164						536	431	739	382	4,126
Total revenues	430			303						858	684	1,351	710	6,729
EXPENSES
Salaries and benefits											(1,573)	918	2,998	3,478
General and administrative	(1,323)			3,134						424	17,561	30,497	8,845	41,280
Interest expense	36,809			30,681						73,250	55,987	123,629	77,645	42,188
Depreciation and amortization	30			30						60	64	124	131
Provision for loan losses												77	590	1,218
Other expenses, net	283			217						449	375	682	760	130
Total expenses	35,799			34,062						74,183	72,414	155,927	90,969	88,294
OTHER GAINS (LOSSES)
Gains on extinguishments												(12,489)	(48,579)
Other net fair value gains (losses)	(5)			(1,050)						(54)	(4,754)	(4,813)	(1,197)	(324)
Total other (gains) losses	(5)			(1,050)						(54)	(4,754)	(17,302)	(49,776)	(324)
Income (loss) before income taxes	(35,374)			(34,809)						(73,379)	(76,484)	(171,878)	(140,035)	(81,889)
Income tax expense (benefit)	(60,493)			(12,319)						(70,973)	(25,677)	(55,556)	(48,808)	58,098
Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	25,119			(22,490)						(2,406)	(50,807)	(116,322)	(91,227)	(139,987)
Equity in earnings of consolidated subsidiaries and variable interest entities	(38,048)			165,722						6,854	221,788	369,789	69,093	73,590
Net income (loss)	(12,929)			143,232						4,448	170,981	253,467	(22,134)	(66,397)
Comprehensive income	(12,924)			143,211						4,457	170,958	253,472	(22,057)	(67,232)
Guarantor Subsidiaries [Member]
REVENUES
Net servicing revenue and fees	145,438			262,158						322,789	404,123	802,557	387,087	171,730
Net gains on sales of loans	144,611			235,949						248,645	314,394	598,974	648
Interest income on loans	156			179						333	367	718	696	3,414
Net fair value gains on reverse loans and related HMBS obligations	26,936			26,731						44,172	63,519	120,382	7,279
Insurance revenue	18,396			16,605						40,334	32,603	78,469	66,637	33,086
Other revenues	46,693			20,790						64,275	28,201	69,184	17,729	7,863
Total revenues	382,230			562,412						720,548	843,207	1,670,284	480,076	216,093
EXPENSES
Salaries and benefits	145,502			145,282						281,399	253,584	548,874	223,902	104,614
General and administrative	147,287			125,140						257,837	200,154	456,423	130,231	46,472
Interest expense	17,284			15,396						34,709	21,555	60,064	3,472	1,296
Depreciation and amortization	18,163			17,374						36,576	33,459	70,068	47,955	22,925
Provision for loan losses												121	77	39
Goodwill impairment	82,269									82,269
Other expenses, net	261			373						607	553	1,322	859	6,089
Total expenses	410,766			303,565						693,397	509,305	1,136,872	406,496	181,435
OTHER GAINS (LOSSES)
Other net fair value gains (losses)	(1,073)			386						(1,484)	(21)	(657)	(1,178)	2,304
Total other (gains) losses	(1,073)			386						(1,484)	(21)	(657)	(1,178)	2,304
Income (loss) before income taxes	(29,609)			259,233						25,267	333,881	532,755	72,402	36,962
Income tax expense (benefit)	19,950			105,957						40,013	136,346	208,459	28,569	(1,538)
Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(49,559)			153,276						(14,346)	197,535	324,296	43,833	38,500
Equity in earnings of consolidated subsidiaries and variable interest entities	3,553			2,583						2,029	5,860	13,009	6,300	(4,881)
Net income (loss)	(46,006)			155,859						(12,317)	203,395	337,305	50,133	33,619
Comprehensive income	(46,006)			155,859						(12,317)	203,395	337,337	50,082	32,856
Non-Guarantor Subsidiaries [Member]
REVENUES
Net servicing revenue and fees	25									48		111	2,375	11,569
Interest income on loans	33,899			36,478						67,985	73,074	143,321	153,327	158,777
Insurance revenue	1,410			1,445						2,860	2,981	6,009	6,786	10,965
Other revenues	5,137			5,206						9,928	10,397	20,135	19,286	6,604
Total revenues	40,471			43,129						80,821	86,452	169,576	181,774	187,915
EXPENSES
Salaries and benefits											4	7	3,207	9,644
General and administrative	6,065			6,928						12,845	14,354	30,387	38,791	27,666
Interest expense	20,597			22,437						41,580	45,358	89,521	99,103	96,702
Depreciation and amortization	198			210						399	424	835	1,181	1,530
Provision for loan losses												1,031	12,685	4,759
Other expenses, net	3,434			1,561						3,147	3,319	6,162	7,648	11,854
Total expenses	30,294			31,136						57,971	63,459	127,943	162,615	152,155
OTHER GAINS (LOSSES)
Gains on extinguishments														95
Other net fair value gains (losses)	2,610			2,320						567	5,170	11,531	9,596	(936)
Total other (gains) losses	2,610			2,320						567	5,170	11,531	9,596	(841)
Income (loss) before income taxes	12,787			14,313						23,417	28,163	53,164	28,755	34,919
Income tax expense (benefit)	1,440			1,768						2,983	3,633	6,921	5,535	2,191
Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	11,347			12,545						20,434	24,530	46,243	23,220	32,728
Equity in earnings of consolidated subsidiaries and variable interest entities													(438)	(254)
Net income (loss)	11,347			12,545						20,434	24,530	46,243	22,782	32,474
Comprehensive income	11,343			12,520						20,426	24,469	46,168	22,884	32,320
Consolidation, Eliminations [Member]
REVENUES
Net servicing revenue and fees	(4,487)			(4,852)						(9,069)	(9,808)	(19,279)	(20,953)	(25,745)
Insurance revenue													(174)	(2,400)
Other revenues	(4,931)			(5,028)						(9,497)	(10,042)	(19,433)	(17,626)	(8,741)
Total revenues	(9,418)			(9,880)						(18,566)	(19,850)	(38,712)	(38,753)	(36,886)
EXPENSES
General and administrative	(9,688)			(9,490)						(19,900)	(18,917)	(36,930)	(41,631)	(36,821)
Interest expense				(224)							(468)	(559)	(549)	(3,940)
Total expenses	(9,688)			(9,714)						(19,900)	(19,385)	(37,489)	(42,180)	(40,761)
OTHER GAINS (LOSSES)
Income (loss) before income taxes	270			(166)						1,334	(465)	(1,223)	3,427	3,875
Income tax expense (benefit)	106			(67)						568	(188)	(473)	1,387	1,513
Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	164			(99)						766	(277)	(750)	2,040	2,362
Equity in earnings of consolidated subsidiaries and variable interest entities	34,495			(168,305)						(8,883)	(227,648)	(382,798)	(74,955)	(68,455)
Net income (loss)	34,659			(168,404)						(8,117)	(227,925)	(383,548)	(72,915)	(66,093)
Comprehensive income	$ 34,663			$ (168,379)						$ (8,109)	$ (227,864)	$ (383,505)	$ (72,966)	$ (65,176)